UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5235

Nuveen California Municipal Value Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         5/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen California Municipal Value Fund, Inc. (NCA)
	May 31, 2012

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 4.0% (4.0% of Total Investments)
$ 385	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BB+	$ 372,680
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
5,940	5.750%, 6/01/47	6/17 at 100.00	BB–	4,762,692
3,500	5.125%, 6/01/47	6/17 at 100.00	BB–	2,531,865
3,570	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	BB–	2,670,467
	Bonds, Series 2007A-2, 0.000%, 6/01/37
13,395	Total Consumer Staples			10,337,704
	Education and Civic Organizations – 1.1% (1.0% of Total Investments)
140	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	143,639
	2005A, 5.000%, 10/01/35
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific,
	Series 2006:
95	5.000%, 11/01/21	11/15 at 100.00	A2	102,103
125	5.000%, 11/01/25	11/15 at 100.00	A2	132,279
700	California Statewide Communities Development Authority, School Facility Revenue Bonds,	7/21 at 100.00	BBB	757,078
	Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46
1,500	California Statewide Community Development Authority, Certificates of Participation, San Diego	6/12 at 100.00	N/R	1,572,660
	Space and Science Foundation, Series 1996, 7.500%, 12/01/26
2,560	Total Education and Civic Organizations			2,707,759
	Health Care – 15.3% (15.1% of Total Investments)
	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital –
	San Diego, Series 2011:
560	5.000%, 8/15/31	8/21 at 100.00	A+	598,511
670	5.250%, 8/15/41	8/21 at 100.00	A+	710,341
5,365	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	5,652,457
	5.250%, 11/15/46 (UB)
1,000	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2011B,	8/20 at 100.00	AA–	1,184,360
	6.000%, 8/15/42
3,870	California Municipal Financing Authority, Certificates of Participation, Community Hospitals	2/17 at 100.00	BBB	4,006,185
	of Central California, Series 2007, 5.250%, 2/01/27
560	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System	3/15 at 100.00	A	576,839
	West, Series 2005A, 5.000%, 3/01/35
1,000	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health	7/17 at 100.00	N/R	1,009,940
	System, Series 2007A, 5.125%, 7/15/31
3,000	California Statewide Community Development Authority, Insured Health Facility Revenue Bonds,	7/17 at 100.00	AA–	3,225,750
	Catholic Healthcare West, Series 2008K, 5.500%, 7/01/41 – AGC Insured
1,460	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	1,619,169
	Series 2001C, 5.250%, 8/01/31
2,710	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health	No Opt. Call	A1	3,000,783
	System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured
1,890	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	11/15 at 100.00	AA–	1,949,478
	2005A, 5.000%, 11/15/43
1,615	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/15 at 100.00	BBB	1,638,999
	2005A, 5.000%, 12/01/22
1,525	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BBB	1,746,994
	2008A, 8.250%, 12/01/38
2,940	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Baa3	3,241,056
	6.750%, 11/01/39
2,900	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	3,055,353
	6.000%, 11/01/41
1,750	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011,	12/21 at 100.00	BB	2,079,123
	7.500%, 12/01/41
3,000	Santa Clara County Financing Authority, California, Insured Revenue Bonds, El Camino Hospital,	8/17 at 100.00	A+	3,226,020
	Series 2007A, 5.750%, 2/01/41 – AMBAC Insured
1,000	Sierra View Local Health Care District, California, Revenue Bonds, Series 2007, 5.250%, 7/01/37	9/17 at 100.00	A	1,021,630
36,815	Total Health Care			39,542,988
	Housing/Multifamily – 2.3% (2.3% of Total Investments)
1,035	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB	1,126,225
	Series 2010A, 6.400%, 8/15/45
1,060	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/22 at 100.00	BBB	1,094,174
	Series 2012A, 5.500%, 8/15/47
2,385	California Statewide Community Development Authority, Multifamily Housing Revenue Bonds,	7/12 at 100.00	N/R	2,385,000
	Harbor City Lights, Series 1999Y, 6.650%, 7/01/39 (Alternative Minimum Tax)
1,315	San Dimas Housing Authority, California, Mobile Home Park Revenue Bonds, Charter Oak Mobile	7/12 at 100.00	N/R	1,315,618
	Home Estates Acquisition Project, Series 1998A, 5.700%, 7/01/28
5,795	Total Housing/Multifamily			5,921,017
	Housing/Single Family – 0.9% (0.9% of Total Investments)
2,125	California Department of Veteran Affairs, Home Purchase Revenue Bonds, Series 2007, 5.000%,	12/16 at 100.00	AA	2,160,488
	12/01/42 (Alternative Minimum Tax)
170	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	BBB	177,126
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
2,295	Total Housing/Single Family			2,337,614
	Long-Term Care – 3.8% (3.7% of Total Investments)
	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Revenue Bonds,
	Elder Care Alliance of Union City, Series 2004:
1,850	5.400%, 8/15/24	8/14 at 100.00	A–	1,899,950
2,130	5.600%, 8/15/34	8/14 at 100.00	A–	2,177,222
4,000	ABAG Finance Authority for Non-Profit Corporations, California, Health Facility Revenue Bonds,	8/18 at 100.00	A–	4,222,640
	The Insitute on Aging, Series 2008A, 5.650%, 8/15/38
1,470	California Statewide Community Development Authority, Certificates of Participation, Internext	10/12 at 100.00	BBB	1,472,896
	Group, Series 1999, 5.375%, 4/01/17
9,450	Total Long-Term Care			9,772,708
	Tax Obligation/General – 10.8% (10.7% of Total Investments)
415	California State, General Obligation Bonds, Series 2004, 5.000%, 2/01/20	2/14 at 100.00	A1	443,581
	California State, General Obligation Bonds, Various Purpose Series 2009:
2,500	6.000%, 4/01/38	4/19 at 100.00	A1	2,918,950
1,000	6.000%, 11/01/39	11/19 at 100.00	A1	1,179,550
2,000	California State, General Obligation Bonds, Various Purpose Series 2010, 5.500%, 3/01/40	3/20 at 100.00	A1	2,261,380
1,000	California State, General Obligation Bonds, Various Purpose Series 2012, 5.250%, 2/01/28	No Opt. Call	A1	1,162,470
1,500	Los Angeles Unified School District, California, General Obligation Bonds, Series 2006F,	7/16 at 100.00	Aa2	1,695,840
	5.000%, 7/01/24 – FGIC Insured
2,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/20 –	No Opt. Call	Baa1	2,256,180
	NPFG Insured
270	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA+	295,728
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
11,875	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds,	9/36 at 100.00	Aa1	5,937,975
	Election 2010 Series 2011A, 0.000%, 9/01/41
1,320	Tahoe Forest Hospital District, Placer and Nevada Counties, California, General Obligation	8/18 at 100.00	Aa3	1,456,369
	Bonds, Series 2010B, 5.500%, 8/01/35
20,860	Yosemite Community College District, California, General Obligation Bonds, Capital	No Opt. Call	Aa2	8,312,710
	Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42
44,740	Total Tax Obligation/General			27,920,733
	Tax Obligation/Limited – 28.6% (28.3% of Total Investments)
1,000	Artesia Redevelopment Agency, California, Tax Allocation Revenue Bonds, Artesia Redevelopment	6/15 at 100.00	BBB+	995,420
	Project Area, Series 2007, 5.375%, 6/01/27
	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area,
	Series 2003:
3,000	5.500%, 10/01/23 – RAAI Insured	10/13 at 100.00	N/R	2,916,030
1,000	5.625%, 10/01/33 – RAAI Insured	10/13 at 100.00	N/R	907,700
2,400	Calexico Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Central	8/13 at 102.00	A–	2,425,368
	Business and Residential District Project, Series 2003C, 5.000%, 8/01/28 – AMBAC Insured
1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/19 at 100.00	A2	1,149,600
	2009G-1, 5.750%, 10/01/30
2,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/19 at 100.00	A2	2,398,700
	2009-I, 6.375%, 11/01/34
340	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	BBB	348,993
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
1,005	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	A–	996,940
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
1,000	Folsom Public Financing Authority, California, Special Tax Revenue Bonds, Refunding Series	9/17 at 100.00	N/R	1,037,750
	2007A, 5.000%, 9/01/23 – AMBAC Insured
750	Fontana Redevelopment Agancy, California, Jurupa Hills Redevelopment Project, Tax Allocation	10/12 at 100.00	A–	752,685
	Refunding Bonds, 1997 Series A, 5.500%, 10/01/27
16,610	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	AA–	17,039,701
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – FGIC Insured
675	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment	5/17 at 100.00	BBB+	671,166
	Project, Subordinate Lien Series 2007A-1, 5.000%, 5/01/25 – AMBAC Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
150	5.000%, 9/01/26	9/16 at 100.00	N/R	154,029
355	5.125%, 9/01/36	9/16 at 100.00	N/R	358,816
2,500	Kern County Board of Education, California, Certificates of Participation, Series 2006A,	6/16 at 100.00	A	2,542,100
	5.000%, 6/01/31 – NPFG Insured
750	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment	8/19 at 100.00	BBB+	826,898
	Project Areas Housing Programs, Series 2009, 6.000%, 8/01/24
615	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester	9/15 at 100.00	A1	625,553
	Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
2,750	Los Angeles County Schools, California, Certificates of Participation, Pooled Financing	9/13 at 100.00	AA–	2,859,780
	Program, Regionalized Business Services Corporation, Series 2003A, 5.000%, 9/01/28 –
	AGM Insured
1,570	Milpitas, California, Local Improvement District 20 Limited Obligation Bonds, Series 1998A,	9/12 at 103.00	N/R	1,629,095
	5.650%, 9/02/13
	Modesto Schools Infrastructure Financing Agency, Stanislaus County, California, Special Tax
	Revenue Bonds, Series 2004:
1,045	5.250%, 9/01/22 – AMBAC Insured	9/14 at 100.00	N/R	1,074,584
1,145	5.250%, 9/01/23 – AMBAC Insured	9/14 at 100.00	N/R	1,173,442
1,255	5.250%, 9/01/24 – AMBAC Insured	9/14 at 100.00	N/R	1,276,448
370	National City Community Development Commission, California, Tax Allocation Bonds, National	8/21 at 100.00	A–	434,817
	City Redevelopment Project, Series 2011, 6.500%, 8/01/24
140	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	A–	159,849
	Project, Series 2011, 6.750%, 9/01/40
420	Oakland Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Central	3/13 at 100.00	A–	431,945
	District Redevelopment Project, Series 2003, 5.500%, 9/01/18 – FGIC Insured
8,000	Palmdale Elementary School District, Los Angeles County, California, Special Tax Bonds,	8/12 at 100.00	AA–	8,014,800
	Community Facilities District 90-1, Series 1999, 5.800%, 8/01/29 – AGM Insured
	Perris Union High School District Financing Authority, Riverside County, California, Revenue
	Bonds, Series 2011:
125	6.000%, 9/01/33	9/12 at 103.00	N/R	128,966
275	6.125%, 9/01/41	9/12 at 103.00	N/R	283,654
1,130	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	9/18 at 100.00	BBB	1,222,434
	Development Project, Refunding Series 2008A, 6.500%, 9/01/28
440	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series	9/21 at 100.00	BBB+	478,430
	2011A, 5.750%, 9/01/30
290	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	290,882
	2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured
80	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/21 at 100.00	A–	88,793
	Area, Series 2011B, 6.500%, 10/01/25
5,000	Riverside County Redevelopment Agency, California, Tax Allocation Housing Bonds, Series 2004A,	10/14 at 100.00	A–	5,001,300
	5.000%, 10/01/37 – SYNCORA GTY Insured
360	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AA–	366,502
	8/01/25 – AMBAC Insured
1,000	San Diego County Regional Transportation Commission, California, Sales Tax Revenue Bonds,	4/22 at 100.00	AAA	1,128,720
	Series 2012A, 5.000%, 4/01/42 (WI/DD, Settling 6/14/12)
65	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	A–	74,736
	Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay South Redevelopment Project, Series 2011D:
65	7.000%, 8/01/33	2/21 at 100.00	BBB	74,441
80	7.000%, 8/01/41	2/21 at 100.00	BBB	90,533
2,750	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	9/12 at 100.00	AA	2,759,488
	Project, Series 2001F, 5.000%, 9/01/20 – NPFG Insured
590	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB	601,251
	Project, Series 2006C, 5.000%, 8/01/25 – NPFG Insured
780	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB	798,837
	Project, Series 2006D, 5.000%, 8/01/23 – AMBAC Insured
110	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011,	4/21 at 100.00	N/R	119,725
	7.000%, 10/01/26
1,000	Simi Valley, California, Certificates of Participation, Series 2004, 5.000%, 9/01/24 –	9/14 at 100.00	A+	1,040,080
	AMBAC Insured
1,450	Tehachapi Redevelopment Agency, California, Tax Allocation Bonds, Series 2007, 5.250%,	12/17 at 100.00	BBB	1,326,518
	12/01/37 – RAAI Insured
1,925	Travis Unified School District, Solano County, California, Certificates of Participation,	9/16 at 100.00	N/R	1,942,441
	Series 2006, 5.000%, 9/01/26 – FGIC Insured
960	Vista Joint Powers Financing Authority, California, Special Tax Lease Revenue Refunding Bonds,	9/12 at 100.00	N/R	960,662
	Community Facilities District 90-2, Series 1997A, 5.875%, 9/01/20
1,730	West Contra Costa Healthcare District, California, Certificates of Participation, Series 2004,	7/14 at 100.00	A–	1,809,113
	5.375%, 7/01/21 – AMBAC Insured
190	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds,	9/21 at 100.00	A–	213,051
	Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.500%, 9/01/32
72,240	Total Tax Obligation/Limited			74,002,766
	Transportation – 3.8% (3.8% of Total Investments)
2,500	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	2,777,800
	2006F, 5.000%, 4/01/31 (UB)
5,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	5,618,030
	Bonds, Series 1999, 5.875%, 1/15/27
1,250	Fresno, California, Airport Revenue Bonds, Series 2000A, 5.500%, 7/01/30 – AGM Insured	7/12 at 100.00	AA–	1,251,838
215	Palm Springs Financing Authority, California, Palm Springs International Airport Revenue	7/14 at 102.00	N/R	191,840
	Bonds, Series 2006, 5.550%, 7/01/28 (Alternative Minimum Tax)
9,465	Total Transportation			9,839,508
	U.S. Guaranteed – 15.6% (15.5% of Total Investments) (4)
5,010	Burbank Redevelopment Agency, California, Tax Allocation Bonds, Golden State Redevelopment	12/13 at 100.00	N/R (4)	5,399,277
	Project, Series 2003, 5.750%, 12/01/33 (Pre-refunded 12/01/13) – FGIC Insured
	California State, General Obligation Bonds, Series 2004:
85	5.000%, 2/01/20 (Pre-refunded 2/01/14)	2/14 at 100.00	Aaa	91,723
2,845	5.250%, 4/01/34 (Pre-refunded 4/01/14)	4/14 at 100.00	Aaa	3,105,858
2,065	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage Revenue	No Opt. Call	Aaa	2,833,221
	Bonds, Series 1988, 8.250%, 6/01/21 (Alternative Minimum Tax) (ETM)
1,265	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	Aaa	1,312,906
	Bonds, Series 2003A-1, 6.250%, 6/01/33 (Pre-refunded 6/01/13)
5,000	Orange County Sanitation District, California, Certificates of Participation, Series 2003,	8/13 at 100.00	AAA	5,292,750
	5.250%, 2/01/27 (Pre-refunded 8/01/13) – FGIC Insured
8,565	Palmdale, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue	No Opt. Call	AAA	8,173,237
	Bonds, Series 1988A, 0.000%, 3/01/17 (ETM)
20,415	San Bernardino County, California, GNMA Mortgage-Backed Securities Program Single Family Home	No Opt. Call	Aaa	13,414,084
	Mortgage Revenue Bonds, Series 1988A, 0.000%, 9/01/21 (Alternative Minimum Tax) (ETM)
625	San Mateo Union High School District, San Mateo County, California, Certificates of	12/17 at 100.00	AA– (4)	767,700
	Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 (Pre-refunded 12/15/17) – AMBAC Insured
45,875	Total U.S. Guaranteed			40,390,756
	Utilities – 7.7% (7.6% of Total Investments)
2,445	California Statewide Community Development Authority, Certificates of Participation Refunding,	12/12 at 100.00	N/R	2,349,694
	Rio Bravo Fresno Project, Series 1999A, 6.500%, 12/01/18
1,800	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	1,978,362
	2007A, 5.500%, 11/15/37
21,500	Merced Irrigation District, California, Certificates of Participation, Water and Hydroelectric	9/16 at 64.56	A	11,337,595
	Series 2008B, 0.000%, 9/01/23
605	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	N/R	606,476
	9/01/31 – SYNCORA GTY Insured
3,470	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	12/12 at 100.00	Ba1	3,483,290
	Financing Authority, Co-Generation Facility Revenue Bonds, Series 2000A, 6.625%, 6/01/26
	(Alternative Minimum Tax)
29,820	Total Utilities			19,755,417
	Water and Sewer – 7.1% (7.1% of Total Investments)
1,480	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	6/15 at 100.00	AAA	1,659,583
	Series 2005AD, 5.000%, 12/01/22 – AGM Insured
1,500	Castaic Lake Water Agency, California, Certificates of Participation, Series 2006C, 5.000%,	8/16 at 100.00	AA–	1,561,350
	8/01/36 – NPFG Insured
410	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA–	428,196
	5.000%, 4/01/36 – NPFG Insured
500	Los Angeles County Sanitation Districts Financing Authority, California, Senior Revenue Bonds,	10/13 at 100.00	AA+	529,065
	Capital Projects, Series 2003A, 5.000%, 10/01/23 – AGM Insured
5,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series	7/17 at 100.00	AA	5,500,800
	2007A-2, 5.000%, 7/01/44 – AMBAC Insured
	Madera Irrigation District. California, Water Revenue Refunding Bonds, Series 2008:
1,850	5.500%, 1/01/33	1/18 at 100.00	A–	2,007,303
3,000	5.500%, 1/01/38	1/18 at 100.00	A–	3,233,190
3,500	Woodbridge Irrigation District, California, Certificates of Participation, Water Systems	7/13 at 100.00	A+	3,533,285
	Project, Series 2003, 5.625%, 7/01/43
17,240	Total Water and Sewer			18,452,772
$ 289,690	Total Investments (cost $238,229,869) – 101.0%			260,981,742
	Floating Rate Obligations – (1.7)%			(4,490,000)
	Other Assets Less Liabilities – 0.7%			1,931,615
	Net Assets Applicable to Common Shares – 100%			$ 258,423,357

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of May 31, 2012:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$260,981,742	$—	$260,981,742

During the period ended May 31, 2012, the Fund recognized no transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2012, the cost of investments was $233,715,133.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2012, were as follows:

Gross unrealized:
Appreciation	$23,947,569
Depreciation	(1,169,465)
Net unrealized appreciation (depreciation) of investments	$22,778,104

(1)	All percentages in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S.
Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
ETM	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Municipal Value Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         July 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         July 30, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         July 30, 2012